Investment in Joint Venture	12 Months Ended
Dec. 31, 2019
Disclosure of joint ventures [abstract]
Investment in Joint Venture
9.	Investment in Joint Venture

Accounting Policy:

A joint venture is a contractual arrangement whereby the Company and other parties undertake an economic activity that is subject to joint control (i.e. when the strategic, financial and operating policy decisions relating to the activities of the joint venture require the unanimous consent of the parties sharing control).

IFRS 11, Joint Arrangements, and IAS 28, Investments in Associates and Joint Ventures establish the criteria for accounting for joint ventures. Investments in joint ventures are accounted for using the equity method. The equity method involves recording the initial investment at cost and subsequently adjusting the carrying value of the investment for the proportionate share of the profit or loss, other comprehensive income or loss and any other changes in the joint venture’s net assets such as dividends. At each balance sheet date, the Company considers whether there is objective evidence of impairment in the joint venture. If there is such evidence, the Company will determine the amount of impairment to record, if any, in relation to the joint venture.

The consolidated financial statements include the Company’s share of the investee’s income, expenses and equity movements. Where the Company transacts with its joint ventures or associates, unrealized profits or losses are eliminated to the extent of the Company’s interest in the joint venture or associate.

The Company’s investment in Pure Sunfarms is as follows:

$
Balance at December 31, 2018	25,660,843
Investment in Joint Venture	19,060,000
Transaction costs	290,000
Share of income	19,591,696
Balance at December 31, 2019	64,602,539

Summarized financial information for Pure Sunfarms is set out below:

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Non-current assets	141,117,098	67,263,020	23,144,466
Current assets (a)	82,340,311	20,414,439	3,381,496
Total assets	223,457,409	87,677,459	26,525,962

Non-current liabilities	26,558,444	2,688,273	-
Current liabilities	60,115,463	39,465,718	1,171,118
Total liabilities	86,673,907	42,153,991	1,171,118
(a) includes cash and cash equivalents	9,555,204	2,361,948	2,906,910

	December 31	December 31	December 31
	2019	2018	2017
	$	$	$
Sales	82,809,620	4,916,607	-
Cost of Sales (b)	20,020,954	1,542,231	-
Gross margin before fair value changes	62,788,666	3,374,376	-

Change in fair value of biological asset	(16,850,240)	(8,785,053)	-
Impairment loss on inventory	2,131,913	-	-
Gross margin	77,506,993	12,159,429	-
Selling, general and administrative expenses	10,444,812	3,385,500	880,247
Income (loss) from operations	67,062,181	8,773,929	(880,247)

Other loss	(1,337,166)	(307,402)	(3,529)
Income (loss) before taxes	65,725,015	8,466,527	(883,776)

Provision for income taxes (recovery)	18,524,980	2,297,903	(238,620)
Net income (loss)	47,200,035	6,168,624	(645,156)
(b) includes $1,885,636 of amortization expense (December 31, 2018 - $275,589)

Net Income (loss)	47,200,035	6,168,624	(645,156)
Elimination of transactions with the Company	(107,066)	(2,589,838)	-
Fair value adjustment	(7,178,805)	7,928,778	-
Adjusted net income (loss)	39,914,164	11,507,564	(645,156)
Share of income (loss) from Joint Venture (1)	19,591,697	5,753,782	(322,578)
Share of income (loss) from joint venture net of fair value adjustment	15,040,401	(2,603,134)	(322,578)

(1) During the year ended December 31, 2019, the Company's share of income from the Joint Venture was 50% up until November 18, 2019. Subsequently, the Company’s share of ownership dropped to 46.47%.

A reconciliation of the summarized financial information to the carrying amount of the investment in Pure Sunfarms is set out below:

	December 31	December 31
	2019	2018
	$	$
Total net assets of Pure Sunfarms	136,783,502	45,523,468
Ownership interest held by the Company	65,104,309	22,761,734
2018 cumulative adjustments carried forward	2,669,470	-
Fair value adjustment recognized during the year	(3,563,032)	3,964,389
Elimination of transactions with the Company during the year	(127,847)	(1,294,919)
Transaction costs cumulative	519,639	229,639
Carrying amount of the investment	64,602,539	25,660,843

As at December 31, 2019, Pure Sunfarms has not issued dividends. As a privately held company, there are no quoted market prices available for the shares of Pure Sunfarms.

In 2017, the Company and Village Farms International, Inc. (“Village Farms”) formed Pure Sunfarms Corp. (“Pure Sunfarms”), a privately held company incorporated pursuant to the Business Corporations Act (British Columbia). The purpose of Pure Sunfarms is to pursue largescale, low cost cannabis production in Canada. Village Farms and the Company each began with a 50% ownership interest in Pure Sunfarms in the form of common shares. The Company concluded that the agreement constituted a joint arrangement where joint control is shared with Village Farms and therefore has accounted for Pure Sunfarms using the equity method.

During the year ended December 31, 2017 the Company contributed $16.0 million in cash to the joint venture, and as at December 31, 2018, a total of $20.0 million in cash had been contributed.

On July 5, 2018, the Company and Village Farms (together, the “Shareholders”) entered into a Shareholder Loan Agreement, subsequently amended August 24, 2018 (the “Loan Agreement”) with Pure Sunfarms, whereby, as at December 31, 2018, the Shareholders had each contributed $13.0 million in the form of a demand loan to Pure Sunfarms. The loan amounts will initially bear simple interest at the rate of 6.2% per annum, calculated annually. Interest will accrue and be payable upon demand being made by both Shareholders.

Additionally, the Company and Pure Sunfarms entered into supply agreements dated December 21, 2018, (the “2018 Supply Agreement”) which was for the 40% supply provision by Pure Sunfarms to the Company in 2019, at a guaranteed price for 2019, and March 29, 2019, which was for the 25% supply provision by Pure Sunfarms, at a guaranteed price adjusted on a semi-annual basis to the Company from 2020 to the end of 2022, respectively.

On March 30, 2019, Pure Sunfarms exercised its option to acquire from Village Farms a second 1.1 million square foot (25 acre) greenhouse (“Delta 2”, “D2”) adjacent to Pure Sunfarms’ existing 1.1 million square foot greenhouse in Delta, BC. In accordance with the terms of the Pure Sunfarms joint venture agreement, Village Farms contributed the D2 facility to the joint venture and the Company committed to contribute an aggregate of $25.0 million in cash, of which $18.4 million was paid during the year ended December 31, 2019.

A dispute arose in November 2019 as to whether the Company was obliged to make a payment to Pure Sunfarms of $5.9 million in cash under the D2 Option Agreement, or whether it could instead satisfy the obligation by way of set-off of a portion of Pure Sunfarms’ obligation to the Company under the Loan Agreement. As a result of what Village Farms deemed to be the Company’s failure to make the cash payment, they sought to have 5,940,000 shares of Pure Sunfarms that were held in escrow for the Company surrendered for cancellation.

A second dispute arose in respect of whether the Company was obliged to make various payments to Pure Sunfarms under the 2018 Supply Agreement. Under the 2018 Supply Agreement, the Company had the option to decline certain deliveries of cannabis product from Pure Sunfarms. If product was declined, Pure Sunfarms was able to sell such product to third parties. In the event of such sale, and only in certain circumstances, the Company could be required to pay to the Joint Venture an amount equal to the difference between the purchase price applicable to the Company and the average price actually paid by such third parties. The Company recognized an expense of $7,774,020 in other expenses and $356,865 in GST for the inventory declined by the Company, which was sold by Pure Sunfarms to third parties under this provision of the 2018 Supply Agreement.

Subsequent to the year ended December 31, 2019, a Settlement Agreement was reached to settle these disputes which resulted in the following.

All outstanding and future liabilities of the Company under the 2018 Supply Agreement were extinguished effective as of December 31, 2019 in return for the Company forfeiting, and waiving repayment by Pure Sunfarms of all amounts dueand owing to the Company pursuant to theLoan Agreement, including accrued and unpaid interest up to December 31, 2019. And, subsequent to the year ended December 31, 2019, the issuance by the Company to Pure Sunfarms of a promissory note in the principal amount of $952,237 which will bear interest at a rate of 6.2% per annum. See Subsequent Events (Note 24) for further details.

The forfeit of the Loan Agreement resulted in the Company de-recognizing the receivables of the $13.0 million loan principal and $1,061,745 in accrued interest.

The remaining $5,930,860 of the principal and interest receivable was recorded as a loss on the settlement of the 2018 Supply Agreement in the statements of loss and comprehensive loss.

The 5,940,000 disputed shares that were held in escrow were released from escrow with an effective date of November 19, 2019 and returned to Pure Sunfarms for cancellation. This resulted in the decrease of the Company’s ownership in the Joint Venture from 50% down to 46.47%.